Shareholder Report, Average Annual Return (Details) WE0000000002523A_Dimensional Emerging Markets Value ETF_Single_TSR Annual {Single}	12 Months Ended	42 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Markets Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Emerging Markets Value ETF – NAV
Average Annual Return, Percent	25.13%	12.31%
MSCI Emerging Markets Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	11.45%
MSCI Emerging Markets Value Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index (net div.)
Average Annual Return, Percent	24.54%	11.47%